Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 68,842,034.72
Previously Paid Amount	139.00
Total Fee Amount	9,507.08
Total Offset Amount	0
Net Fee	$ 9,368.08
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A